                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-10021

                      (Investment Company Act File Number)

                                 Banknorth Funds

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/04

               Date of Reporting Period: Six Months Ended 2/29/04

Item 1.     Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER

Banknorth Funds

BANKNORTH LARGE CAP CORE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

CONTENTS

Portfolios of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	24

FEBRUARY 29, 2004

Portfolios of Investments

BANKNORTH LARGE CAP CORE FUND (Unaudited)

Shares	Security Name	Value
	COMMON STOCK--96.4%
	Aerospace & Defense--2.7%
30,000	United Technologies Corp.	$2,763,300

	Agriculture--1.1%
20,000	Altria Group, Inc.	1,151,000

	Air Freight & Couriers--2.7%
40,000	FedEx Corp.	2,747,200

	Banks--8.0%
50,000	Northern Trust Corp.	2,482,500
25,000	SouthTrust Corp.	840,000
25,000	Wells Fargo & Co.	1,433,750
35,000	Zions Bancorporation	2,039,450
12,000	Golden West Financial Corp.	1,385,040

		8,180,740

	Building Materials--1.7%
30,000	Lowe's Cos., Inc.	1,680,000

	Commercial Services & Supplies--3.3%
25,000	Banta Corp.	1,109,000
60,000	HON Industries, Inc.	2,266,200

		3,375,200

	Communications Equipment--5.7%
167,720	Cisco Systems, Inc. †	3,874,332
30,000	Qualcomm, Inc.	1,903,500

		5,777,832

	Computers & Periphals--4.1%
90,000	EMC Corp. †	1,288,800
30,000	IBM Corp.	2,895,000

		4,183,800

	Diversified Financial Services--9.6%
55,000	American Express Co.	2,938,100
50,000	Citigroup, Inc.	2,513,000
80,000	MBNA Corp.	2,186,400
35,000	Merrill Lynch & Co., Inc.	2,142,350

		9,779,850

	COMMON STOCK--continued
	Food & Drug Retailing--3.1%
80,000	Sysco Corp.	$3,172,000

	Food Products--1.8%
60,000	McCormick & Co., Inc.	1,876,200

	Gas Utilities--1.1%
35,000	Sempra Energy	1,109,500

	Healthcare Equipment & Supplies--4.5%
40,000	Becton Dickinson & Co.	1,946,000
30,000	Stryker Corp.	2,661,900

		4,607,900

	Healthcare Providers & Services--4.4%
15,000	Express Scripts, Inc. †	1,091,400
54,000	UnitedHealth Group, Inc.	3,348,000

		4,439,400

	Hotels, Restaurants & Leisure--4.3%
74,000	Carnival Corp.	3,283,380
40,000	McDonald's Corp.	1,132,000

		4,415,380

	Industrial Conglomerates--1.8%
24,000	3M Co.	1,872,480

	Insurance--2.7%
40,000	AFLAC, Inc.	1,624,400
17,500	MBIA, Inc.	1,151,325

		2,775,725

	Machinery--3.1%
35,000	Danaher Corp.	3,137,050

	Media--1.0%
12,000	Gannett Co., Inc.	1,035,240

	Metals & Mining--2.8%
75,000	Alcoa, Inc.	2,810,250

	Oil & Gas--5.3%
30,000	ConocoPhillips	2,066,100
50,000	Marathon Oil Corp.	1,757,000
25,000	Murphy Oil Corp.	1,568,250

		5,391,350

	COMMON STOCK--continued
	Pharmaceuticals--4.3%
15,000	Barr Pharmaceuticals, Inc. †	$1,161,150
30,000	Forest Laboratories, Inc. †	2,264,400
40,000	Mylan Laboratories, Inc.	940,000

		4,365,550

	Retail--1.0%
25,000	CVS Corp.	937,500

	Semiconductor Equipment & Products--6.5%
35,000	Analog Devices, Inc.	1,746,500
110,000	Intel Corp.	3,215,300
40,000	Linear Technology Corp.	1,599,600

		6,561,400

	Software--1.7%
45,000	Adobe Systems, Inc.	1,675,800

	Specialty Retail--8.1%
25,000	Bed Bath & Beyond, Inc. †	1,022,000
30,000	Nike, Inc.	2,197,500
110,000	Staples, Inc.	2,884,200
100,000	The Gap, Inc.	2,080,000
		8,183,700

	TOTAL COMMON STOCK (Cost $73,637,433)	98,005,347

	SHORT-TERM INVESTMENT--3.5%
3,599,050	Monarch Daily Assets Treasury Fund (Cost $3,599,050)	3,599,050

	TOTAL INVESTMENTS IN SECURITIES (Cost $77,236,483)--99.9%	101,604,397
	Other Assets and Liabilities, Net--0.1%	93,927

	TOTAL NET ASSETS--100.0%	$101,698,324

† Non-income earning securities.

Shares	Security Name	Value
	COMMON STOCK--94.0%
	Automobiles--4.9%
6,000	Lear Corp.	$369,780
7,500	Paccar, Inc.	415,575

		785,355

	Banks--5.8%
16,000	AmSouth Bancorp	404,800
4,000	Northern Trust Corp.	198,600
15,000	Sovereign Bancorp, Inc.	332,250

		935,650

	Building Materials--1.8%
6,000	Vulcan Materials Co.	283,800

	Chemicals--3.6%
16,000	Praxair, Inc.	581,120

	Commercial Services & Supplies--3.5%
15,000	HON Industries, Inc.	566,550

	Communications Equipment--4.5%
16,000	Scientific-Atlanta, Inc.	529,600
10,000	TDC A/S ADR	201,100

		730,700

	Computers & Peripherals--6.6%
11,500	Diebold, Inc.	605,935
18,000	Electronics for Imaging †	456,660

		1,062,595

	Diversified Financials--7.1%
12,000	Franklin Resources, Inc.	678,000
5,000	Legg Mason, Inc.	471,700

		1,149,700

	Electronic Equipment--3.4%
24,000	American Power Conversion Corp.	542,880

	Food Products--3.1%
16,000	McCormick & Co., Inc.	500,320

	Gas Utilities--2.5%
6,000	Sempra Energy	190,200
6,000	Questar Corp.	215,100

		405,300

	COMMON STOCK--continued
	Healthcare Equipment & Supplies--3.3%
7,000	Biomet, Inc.	$272,860
6,000	Dentsply International, Inc.	262,860

		535,720

	Healthcare Providers & Services--1.4%
3,000	Express Scripts, Inc. †	218,280

	Hotels, Restaurants & Leisure--10.7%
4,000	Cheesecake Factory †	188,920
20,000	International Game Technology	784,800
20,000	Starbucks Corp. †	748,200

		1,721,920

	Household Products--1.3%
5,000	Church & Dwight Co., Inc.	208,400

	Insurance--4.4%
4,000	Everest Re Group, Ltd.	349,560
7,000	Torchmark Corp.	364,840

		714,400

	IT Consulting & Services--1.2%
4,000	Affiliated Computer Services, Inc. Class A †	193,040

	Machinery--5.7%
5,000	Carlisle Cos., Inc.	284,750
7,000	Danaher Corp.	627,410

		912,160

	Multiline Retail--1.2%
5,000	Family Dollar Stores	190,200

	Oil & Gas--5.5%
11,000	Marathon Oil Corp.	386,540
8,000	Murphy Oil Corp.	501,840

		888,380

	Pharmaceuticals--3.7%
3,000	Allergan, Inc.	262,620
14,000	Mylan Laboratories, Inc.	329,000

		591,620

	Semiconductor Equipment & Products--3.0%
12,000	Linear Technology Corp.	479,880

	COMMON STOCK--continued
	Software--2.5%
11,000	Adobe Systems, Inc.	$409,640

	Specialty Retail--3.3%
20,000	Staples, Inc.	524,400

	TOTAL COMMON STOCK (Cost $10,933,988)	15,132,010

	SHORT-TERM INVESTMENTS--6.1%
800,651	Monarch Daily Assets Treasury Fund	800,651
175,216	Scudder Cash Management Fund	175,216

	TOTAL SHORT-TERM INVESTMENTS (Cost $975,867)	975,867

	TOTAL INVESTMENTS IN SECURITIES (Cost $11,909,855)--100.1%	16,107,877
	Other Assets and Liabilities, Net--(0.1)%	(17,116)

	TOTAL NET ASSETS--100.0%	$16,090,761

† Non-income earning securities.

ADR--American Depositary Receipt

Principal	Security Name	Interest Rate	Maturity Date	Value
	CORPORATE BONDS & NOTES--68.8%
	Automotive Repair, Services & Parking--0.5%
$500,000	Hertz Corp.	6.38%	10/15/05	$524,220

	Building Materials, Hardware, Garden Supply & Mobile Home Dealers--0.9%
900,000	Lowe's Cos., Inc.	6.38	12/15/05	972,657

	Communications--1.3%
1,000,000	Alltel Corp.	6.65	01/15/08	1,118,590
250,000	GTE South, Inc.	6.13	06/15/07	275,498

				1,394,088

	Consumer Staples--2.6%
2,500,000	Safeway, Inc.	5.80	08/15/12	2,661,300

	Depository Institutions--14.4%
1,000,000	ABN Amro Bank NV, Chicago	7.55	06/28/06	1,119,260
2,500,000	CIT Group, Inc.	4.00	05/08/08	2,562,875
1,500,000	Citicorp	7.13	09/01/05	1,615,830
2,000,000	Citigroup, Inc.	6.20	03/15/09	2,250,880
1,000,000	Credit Suisse First Boston USA, Inc.	5.50	08/15/13	1,052,000
2,000,000	Credit Suisse First Boston USA, Inc.	5.13	01/15/14	2,038,080
1,000,000	Mercantile Bancorp	7.30	06/15/07	1,148,070
500,000	National City Corp.	6.63	03/01/04	500,455
500,000	Southtrust Bank NA	7.00	11/15/08	577,970
2,000,000	Washington Mutual, Inc.	4.00	01/15/09	2,033,240

				14,898,660

	Electric, Gas & Sanitary Services--5.8%
1,000,000	Alabama Power Co., Series L	7.13	10/01/07	1,137,440
250,000	Carolina Power & Light Co.	7.88	04/15/04	251,905
1,000,000	Carolina Power & Light Co.	6.80	08/15/07	1,121,550
600,000	Midamerican Energy Co.	6.38	06/15/06	648,774
1,650,000	Public Service Electric & Gas Co., Series PP	6.50	05/01/04	1,663,877
1,050,000	Public Service Electric & Gas Co., Series UU	6.75	03/01/06	1,141,046

				5,964,592

	Industrial & Commercial Machinery & Computer Equipment--4.9%
2,500,000	Hewlett-Packard Co.	6.50	07/01/12	2,855,500
2,000,000	IBM Corp.	6.45	08/01/07	2,246,260

				5,101,760

	Measuring, Analyzing & Controlling Instruments; Photographic, Medical & Optical Goods--1.1%
1,000,000	Baxter International, Inc.	7.13	02/01/07	1,124,320

	CORPORATE BONDS & NOTES--continued
	Motion Pictures--2.9%
$200,000	Walt Disney Co.	5.62%	12/01/08	$210,996
2,550,000	Walt Disney Co., Series B	6.75	03/30/06	2,784,549

				2,995,545

	Nondepository Credit Institutions--8.1%
500,000	Ford Motor Credit Co.	6.13	01/09/06	525,170
2,500,000	Ford Motor Credit Co.	7.88	06/15/10	2,798,550
1,000,000	General Motors Acceptance Corp.	6.63	10/15/05	1,064,750
300,000	Household Finance Corp.	7.20	07/15/06	333,561
1,000,000	Household Finance Corp.	5.88	02/01/09	1,101,440
2,500,000	John Deere Capital Corp.	5.10	01/15/13	2,612,700

				8,436,171

	Paper & Allied Products--0.5%
500,000	International Paper Co.	7.63	08/01/04	513,115

	Security & Commodity Brokers, Dealers, Exchanges & Services--12.8%
1,000,000	Goldman Sachs Group, Inc.	7.35	10/01/09	1,181,620
1,500,000	Goldman Sachs Group, Inc.	5.25	10/15/13	1,538,835
2,500,000	JP Morgan Chase & Co.	7.00	11/15/09	2,914,150
2,500,000	JP Morgan Chase & Co.	5.75	01/02/13	2,693,775
1,500,000	Lehman Brothers Holdings, Inc.	8.50	08/01/15	1,934,010
2,500,000	Merrill Lynch & Co., Inc.	6.38	10/15/08	2,828,775
250,000	Transamerica Financial Corp.	7.50	03/15/04	250,622

				13,341,787

	Tobacco Products--2.6%
2,500,000	Altria Group, Inc.	7.20	02/01/07	2,728,125

	Transportation Equipment--10.4%
2,500,000	Boeing Co.	5.13	02/15/13	2,580,975
1,000,000	Daimler Chrysler NA Holding	7.40	01/20/05	1,049,590
600,000	Ford Motor Co.	7.25	10/01/08	651,642
1,000,000	General Motors Corp.	6.25	05/01/05	1,043,190
1,995,000	General Motors Corp.	7.10	03/15/06	2,148,396
1,000,000	General Motors Corp.	6.38	05/01/08	1,074,930
2,000,000	General Motors Corp.	7.20	01/15/11	2,190,580

				10,739,303

	TOTAL CORPORATE BONDS & NOTES (Cost $67,997,374)			71,395,643

	U.S. GOVERNMENT AGENCY SECURITIES--20.8%
	Federal Farm Credit Bank--5.9%
$650,000	Federal Farm Credit Bank	6.38%	11/27/06	$721,487
1,000,000	Federal Farm Credit Bank	6.82	03/16/09	1,161,280
1,500,000	Federal Farm Credit Bank	3.88	05/07/10	1,516,485
1,500,000	Federal Farm Credit Bank	6.03	12/29/10	1,698,885
1,000,000	Federal Farm Credit Bank	4.75	12/12/13	1,027,290

				6,125,427

	Federal Home Loan Bank--11.9%
350,000	Federal Home Loan Bank	4.45	11/27/06	370,646
1,000,000	Federal Home Loan Bank	3.42	03/19/08	1,000,700
1,000,000	Federal Home Loan Bank	6.09	06/04/08	1,011,600
1,000,000	Federal Home Loan Bank	3.75	08/15/08	1,028,200
1,500,000	Federal Home Loan Bank	3.17	10/02/08	1,502,010
2,000,000	Federal Home Loan Bank	4.25	11/13/09	2,073,760
1,000,000	Federal Home Loan Bank	6.25	03/01/11	1,071,030
1,000,000	Federal Home Loan Bank	6.30	08/09/11	1,020,290
2,200,000	Federal Home Loan Bank	5.30	10/30/12	2,214,080
1,000,000	Federal Home Loan Bank	5.17	02/25/14	1,010,780

				12,303,096

	Federal Home Loan Mortgage Corporation--2.0%
1,000,000	Federal Home Loan Mortgage Corporation	3.50	09/15/07	1,027,870
1,000,000	Federal Home Loan Mortgage Corporation †	3.00	04/15/08	1,001,940

				2,029,810

	Federal National Mortgage Association--1.0%
1,070,000	Federal National Mortgage Association	4.00	10/28/09	1,068,780

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $21,465,274)			21,527,113

	U.S. TREASURY SECURITIES--8.2%
	U.S. Treasury Notes--8.2%
1,000,000	U.S. Treasury Notes	6.50	08/15/05	1,074,530
6,000,000	U.S. Treasury Notes	5.88	11/15/05	6,443,460
1,000,000	U.S. Treasury Notes	2.63	05/15/08	999,220

				8,517,210

	TOTAL U.S. TREASURY SECURITIES (Cost $8,122,542)			8,517,210

Shares	Security Name	Interest Rate	Maturity Date	Value
	SHORT-TERM INVESTMENTS--1.1%
132,564	Citibank Money Market Deposit Account			$132,564
1,022,159	Monarch Daily Assets Treasury Fund			1,022,159

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,154,723)			1,154,723

	TOTAL INVESTMENTS IN SECURITIES (Cost $98,739,913)--98.9%			102,594,689
	Other Assets and Liabilities, Net--1.1%			1,126,954

	TOTAL NET ASSETS--100.0%			$103,721,643

† Step rate bond. The maturity date is the effective maturity date; the rate shown is the rate in effect as of February 29, 2004.

Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--95.3%
	Louisiana--0.5%
$184,000	Jefferson Parish, LA, Home Mortgage Authority, SFH RV, FGIC/FHA/VA insured	7.10%	08/01/10	$232,070
150,000	Monroe-West Monroe, LA, Public Transportation Financing Authority, SFH RV	7.20	08/01/10	174,747

				406,817

	Puerto Rico--2.9%
2,000,000	Commonwealth of Puerto Rico, GO Bonds, MBIA-IBC insured	5.50	07/01/09	2,327,180

	Vermont--91.9%
565,000	Burlington, VT, Airport RV, Series A, MBIA insured	3.63	07/01/17	547,502
1,250,000	Burlington, VT, Airport RV, Series A, MBIA insured	5.00	07/01/23	1,323,100
500,000	Burlington, VT, Electric RV, Series A, MBIA insured	5.00	07/01/04	506,895
415,000	Burlington, VT, GO Bonds, Series A	5.00	12/01/04	427,628
800,000	Burlington, VT, GO Bonds, Series A	5.10	12/01/05	855,432
785,000	Burlington, VT, GO Bonds, Series A	5.20	12/01/06	836,849
130,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/04	132,211
135,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/05	140,358
135,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/06	142,526
140,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/07	148,987
145,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/08	154,383
150,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/09	159,181
155,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/10	163,799
90,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/11	94,437
170,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.50	11/01/12	175,894
125,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.60	11/01/13	128,777
185,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.75	11/01/14	189,754
190,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	3.75	11/01/15	192,880
200,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	4.00	11/01/16	204,784
210,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	4.00	11/01/17	213,303
220,000	Burlington, VT, Public Improvement Project, GO Bonds, Series A	4.00	11/01/18	222,163
400,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.50	07/01/04	404,804
300,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.65	07/01/06	322,803
150,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.75	07/01/07	164,938
300,000	Burlington, VT, Waterworks System, Water RV, Series A, FGIC insured	4.80	07/01/08	326,679
95,000	Champlain Valley, VT, Union SD No. 15, GO Bonds	5.00	06/01/08	95,294
145,000	Champlain Valley, VT, Union SD No. 15, GO Bonds	5.13	06/01/12	145,464
110,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	2.50	01/01/07	112,787
100,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.30	01/01/10	104,406
	MUNICIPAL BONDS--continued
$310,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.40%	01/01/11	$322,977
205,000	Chittenden, VT, Solid Waste District, Resource Recovery RV, Series A, AMBAC insured	3.50	01/01/12	212,620
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.95	12/01/04	92,635
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.00	12/01/05	95,949
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.05	12/01/06	95,500
25,000	Norwich, VT, SD, GO Bonds, AMBAC insured	4.50	07/15/09	27,712
120,000	Pawlett/Rupert, VT, Union Elementary SD No. 47, GO Bonds, MBIA insured	5.00	11/01/04	123,170
30,000	Shelburne, VT, SD, GO Bonds	5.00	06/01/08	30,093
145,000	Shelburne, VT, SD, GO Bonds	5.10	06/01/10	145,461
120,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/11	120,384
135,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/12	135,432
510,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/04	518,930
500,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/05	525,215
520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.55	09/01/06	559,624
515,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.65	09/01/07	565,110
520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.80	09/01/08	580,388
805,000	University of Vermont & State & Agricultural College, Educational Facilities RV, AMBAC insured	4.10	10/01/11	874,697
500,000	University of Vermont & State & Agricultural College, Educational Facilities RV, AMBAC insured	4.20	10/01/12	542,190
500,000	University of Vermont & State & Agricultural College, Educational Facilities RV, AMBAC insured	5.50	10/01/18	572,335
500,000	University of Vermont & State & Agricultural College, Educational Facilities RV, AMBAC insured	5.50	10/01/19	569,040
250,000	University of Vermont & State & Agricultural College, Educational Facilities RV, AMBAC insured	5.25	10/01/21	273,575
1,150,000	University of Vermont & State & Agricultural College, Educational Facilities RV, AMBAC insured	5.25	10/01/23	1,245,370
164,164	Vermont Economic & Development Authority, Industrial RV, Tubbs Project1	6.18	08/31/06	160,880
90,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Champlain College Project, Series A, Merchants Bank, LOC	5.60	10/01/04	91,955
190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	7.15	11/01/14	196,264
4,650,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Marlboro College Project1	5.25	04/01/19	4,650,837
770,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.30	11/01/08	856,594
	MUNICIPAL BONDS--continued
$190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.38%	11/01/26	$205,639
400,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Series A	4.00	11/01/13	425,064
3,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Series A2	1.10	11/01/27	3,021
130,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.30	04/01/04	130,537
20,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.75	10/01/04	20,570
140,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	5.40	04/01/05	146,647
50,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	3.25	10/01/09	51,589
100,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	3.60	10/01/10	104,356
140,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	3.88	10/01/11	147,095
195,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	4.00	10/01/12	204,467
125,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	4.13	10/01/13	130,985
385,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	4.25	10/01/14	401,486
370,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michaels College Project	4.38	10/01/15	385,599
100,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St Michaels College Project, Prerefunded 10/01/04 @ 102	5.90	10/01/06	104,927
1,190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St Michaels College Project, Prerefunded 10/01/04 @ 102	6.50	10/01/14	1,252,856
555,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.38	11/15/04	567,909
60,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.40	11/15/05	63,241
605,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.50	11/15/06	651,954
200,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Central Vermont Hospital & Nursing Project, AMBAC insured	4.63	11/15/07	217,878
65,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/08	73,559
55,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/09	62,520
	MUNICIPAL BONDS--continued
$110,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, Medical Center Hospital of Vermont Project, FGIC insured	6.00%	09/01/22	$112,599
1,284,000	Vermont Educational & Health Buildings Financing Agency, Healthcare RV, North Country Hospital Project1	2.20	10/01/11	1,307,870
1,100,000	Vermont Housing Finance Agency, 64 School Street LP1,3	2.40	10/30/04	1,100,374
130,000	Vermont Housing Finance Agency, Home Mortgage Program, Series B, FHA/VA insured2	7.40	12/01/05	130,477
205,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD/Section 8 insured	4.45	02/15/08	217,550
130,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD/Section 8 insured	4.55	02/15/09	138,251
522,500	Vermont Housing Finance Agency, Rutland West Housing LP1,3	2.30	08/30/04	522,552
155,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.60	11/01/04	157,871
150,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.70	11/01/05	156,572
205,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.85	11/01/06	217,335
155,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.95	11/01/07	165,695
205,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	5.05	11/01/08	219,826
275,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	5.15	11/01/09	295,281
175,000	Vermont Housing Finance Agency, SFH RV, Series 12B, FSA insured	5.50	11/01/08	178,764
225,000	Vermont Housing Finance Agency, SFH RV, Series 12B, FSA insured	5.60	11/01/09	230,011
50,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	05/01/04	50,045
55,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	11/01/04	55,213
90,000	Vermont Housing Finance Agency, SFH RV, Series 5	6.88	11/01/16	92,362
135,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.00	05/01/05	139,398
50,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.10	05/01/06	52,652
110,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 08/26/98, MBIA insured	4.55	05/01/08	118,099
2,230,000	Vermont Housing Finance Agency, Smallest City Housing LP1,3	2.50	12/31/04	2,230,178
1,400,000	Vermont Housing Finance Agency, Templeton Project1,3	1.60	04/30/04	1,400,252
1,650,000	Vermont Housing Finance Agency, Wall Street Housing LP1,3	2.45	11/10/04	1,650,083
1,350,000	Vermont Housing Finance Agency, Whetstone Housing LP1,3	2.50	11/30/04	1,350,014
2,123,000	Vermont Housing Finance Authority, Mountainview St. Jay Housing LP1,3	2.75	04/30/05	2,123,382
80,000	Vermont Municipal Bond Bank, Series 1	5.70	12/01/04	82,714
250,000	Vermont Municipal Bond Bank, Series 1	3.00	12/01/07	261,148
250,000	Vermont Municipal Bond Bank, Series 1	3.30	12/01/08	263,648
250,000	Vermont Municipal Bond Bank, Series 1	3.50	12/01/09	264,723
250,000	Vermont Municipal Bond Bank, Series 1	3.70	12/01/10	266,510
250,000	Vermont Municipal Bond Bank, Series 1	3.80	12/01/11	266,820
30,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	5.10	12/01/04	30,936
250,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	3.90	12/01/12	265,470
250,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	4.00	12/01/13	263,758
1,500,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.30	12/01/06	1,617,000
	MUNICIPAL BONDS--continued
$1,000,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.40%	12/01/07	$1,095,300
860,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.60	12/01/07	948,520
100,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/08	111,005
340,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/09	382,571
50,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	3.30	12/01/10	52,071
520,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	3.60	12/01/11	547,409
550,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	3.75	12/01/12	577,742
500,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	3.90	12/01/13	523,730
2,000,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	5.38	12/01/16	2,279,560
750,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	6.00	12/01/04	778,380
500,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	5.20	12/01/07	543,535
165,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.30	12/01/06	177,870
665,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.40	12/01/07	728,375
1,000,000	Vermont Municipal Bond Bank, Series 2, MBIA insured	5.00	12/01/17	1,109,530
1,000,000	Vermont Municipal Bond Bank, Series 2, MBIA insured	5.00	12/01/18	1,101,760
100,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series D, AMBAC insured	4.40	07/01/04	101,166
1,000,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series D, AMBAC insured	4.50	07/01/05	1,045,580
840,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series E, MBIA insured	5.00	07/01/11	961,582
500,000	Vermont Public Power Supply Authority, Power RV, McNeil Project, Series E, MBIA insured	5.25	07/01/15	576,510
500,000	Vermont State Colleges, Educational Facilities RV, FGIC Insured	2.00	07/01/05	506,290
500,000	Vermont State Colleges, Educational Facilities RV, FGIC Insured	2.25	07/01/06	510,520
1,065,000	Vermont State, GO Bonds, Series A	5.00	01/15/05	1,102,967
50,000	Vermont State, GO Bonds, Series A	4.50	02/01/05	50,594
500,000	Vermont State, GO Bonds, Series A	4.40	01/15/07	540,055
1,000,000	Vermont State, GO Bonds, Series A	2.00	02/01/07	1,012,770
1,000,000	Vermont State, GO Bonds, Series A	2.13	02/01/08	1,008,400
250,000	Vermont State, GO Bonds, Series A	4.75	08/01/20	262,678
1,600,000	Vermont State, GO Bonds, Series A, Prerefunded 01/15/06 @ 102	5.00	01/15/08	1,742,640
1,300,000	Vermont State, GO Bonds, Series A, Prerefunded 01/15/06 @ 102	5.00	01/15/10	1,415,895
1,100,000	Vermont State, GO Bonds, Series B	4.30	10/15/04	1,123,166
500,000	Vermont State, GO Bonds, Series C	4.60	01/15/13	541,300
500,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.40	06/15/04	506,955
135,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.40	12/15/04	136,895
150,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series A-3, FSA insured	6.50	06/15/05	152,169
	MUNICIPAL BONDS--continued
$300,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.13%	06/15/04	$304,062
315,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.13	12/15/04	322,277
480,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.25	12/15/05	491,261
1,095,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series B, FSA insured	6.35	06/15/06	1,121,006
160,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series D, FSA insured	5.40	12/15/04	164,885
400,000	Vermont State, Student Assistance Corp., Educational Loan RV, Financing Program, Series D, FSA insured	5.60	12/15/06	411,740

				73,241,008

	TOTAL MUNICIPAL BONDS (Cost $72,836,161)			75,975,005

Shares	SHORT-TERM INVESTMENT--3.8%
3,046,146	Scudder Tax Free Money Fund (Cost $3,046,146)			3,046,146

	TOTAL INVESTMENTS IN SECURITIES (Cost 75,882,307)--99.1%			79,021,151
	Other Assets & Liabilities, Net--0.9%			704,234

	TOTAL NET ASSETS--100.0%			$79,725,385

1 Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 29, 2004, these securities amounted to $16,496,422 which represents 20.7% of Net Assets. Included in these amounts are securities which have been deemed liquid that amounted to $10,376,835, which represents 13.0% of Net Assets.

2 Variable rate security. The rate reported is the rate in effect on February 29, 2004. The date reported is the stated maturity.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Board of Trustees.

Notes to Portfolios of Investments

The following abbreviations are used in these portfolios:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Authority
FSA	--Financial Security Assurance, Incorporated
GO	--General Obligation
HUD	--Housing and Urban Development
LOC	--Letter of Credit
LP	--Limited Partnership
MBIA	--Municipal Bond Insurance Association
MFH	--Multi-Family Housing
RV	--Revenue Bonds
SD	--School District
SFH	--Single Family Housing
VA	--Veterans Administration

Statements of Assets and Liabilities

Banknorth Funds

February 29, 2004 (Unaudited)

	Banknorth Large Cap Core Fund	Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund
Assets:
Total investments in securities, at value (identified cost $77,236,483, $11,909,855, $98,739,913 and $75,882,307, respectively)	$101,604,397	$16,107,877	$102,594,689	$79,021,151
Cash	98,101	9,375	--	13,079
Interest, dividends and other receivables	105,950	18,902	1,399,824	789,869
Receivable for shares sold	47,567	--	137,000	150,208

Total Assets	101,856,015	16,136,154	104,131,513	79,974,307

Liabilities:
Payable for shares redeemed	31,900	6,132	9,200	--
Income distribution payable	--	--	318,718	193,537
Payable for investment adviser fees (Note 4)	48,171	5,182	20,486	12,609
Payable for administrator fees (Note 4)	12,043	1,943	12,292	9,457
Payable for shareholder services fees (Note 4)	20,071	3,239	20,486	15,761
Payable for transfer agent fees (Note 4)	11,251	5,629	6,492	6,681
Accrued expenses	34,255	23,268	22,196	10,877

Total Liabilities	157,691	45,393	409,870	248,922

Net Assets for (10,785,948, 2,214,965, 9,880,361 and 7,743,037 shares outstanding, respectively)	$101,698,324	$16,090,761	$103,721,643	$ 79,725,385

Net Assets Consist of:
Paid in capital	$ 79,976,826	$11,591,958	$100,648,368	$ 76,573,287
Net unrealized appreciation of investments	24,367,914	4,198,022	3,854,776	3,138,844
Accumulated net realized gain (loss) on investments	(2,601,683)	327,098	(776,837)	13,351
Accumulated undistributed net investment income (loss)	(44,733)	(26,317)	(4,664)	(97)

Total Net Assets	$101,698,324	$16,090,761	$103,721,643	$ 79,725,385

Net Asset Value and Redemption Proceeds Per Share	$ 9.43	$ 7.26	$ 10.50	$ 10.30

See Notes to Financial Statements

Statements of Operations

Banknorth Funds

Six-Months Ended February 29, 2004 (Unaudited)

	Banknorth Large Cap Core Fund	Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund
Investment Income:
Interest	$ --	$ 11	$ 2,667,391	$ 1,565,303
Dividend	563,326	94,901	7,489	9,745

Total Investment Income	563,326	94,912	2,674,880	1,575,048

Expenses:
Investment adviser fee (Note 4)	383,191	63,143	325,875	199,095
Administrative personnel and services fee (Note 4)	76,639	36,871	81,469	59,729
Custodian fees	8,427	4,384	8,666	6,991
Transfer and dividend disbursing agent fees and expenses (Note 4)	18,386	12,279	12,275	11,849
Directors'/Trustees' fees and expenses	2,389	1,739	3,953	3,237
Auditing fee	11,108	9,605	9,091	9,721
Legal fee	2,034	2,541	2,247	13,335
Portfolio accounting fees	29,628	4,792	30,542	22,701
Shareholder services fee (Note 4)	127,730	21,048	135,781	99,548
Share registration costs	12,135	11,412	11,981	11,210
Miscellaneous	13,031	7,124	7,973	176

Total Expenses	684,698	174,938	629,853	437,592
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	(76,639)	(29,467)	(190,093)	(119,457)
Waiver of administrative personnel and services fee	--	(24,242)	--	--
Reimbursement of legal expenses	--	--	--	(7,547)

Total Waivers and Reimbursement	(76,639)	(53,709)	(190,093)	(127,004)

Net Expenses	608,059	121,229	439,760	310,588

Net Investment Income (Loss)	(44,733)	(26,317)	2,235,120	1,264,460

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	4,242,212	354,530	481,832	152,929
Net change in unrealized appreciation of investments	6,258,811	1,480,202	1,895,572	1,465,461

Net realized and unrealized gain on investments	10,501,023	1,834,732	2,377,404	1,618,390

Change in Net Assets Resulting From Operations	$ 10,456,290	$ 1,808,415	$ 4,612,524	$ 2,882,850

See Notes to Financial Statements

Statements of Changes in Net Assets

Banknorth Funds

For the year ended August 31, 2003 (Audited) and for the
six-months ended February 29, 2004 (Unaudited)

Banknorth Large Cap Core Fund
Net Assets--August 31, 2002	$ 76,020,283

Undistributed Net Investment Income August 31, 2002	--

Operations:
Net investment income (loss)	(114,899)
Net realized gain (loss) on investments	(606,504)
Net change in unrealized appreciation (depreciation) of investments	8,497,809

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,776,406

Distributions to Shareholders:
Distributions from net investment income	--
Distributions from net realized gain on investments	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--
Share Transactions:
Proceeds from sale of shares	35,726,951
Issuance through Merger (Note 1)	7,783,420
Net asset value of shares issued to shareholders in payment of distributions declared	--
Cost of shares redeemed	(22,489,851)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,020,520

Change in net assets	28,796,926

Net Assets--August 31, 2003	$ 104,817,209

Undistributed Net Investment Income August 31, 2003	$ --

Operations:
Net investment income (loss)	(44,733)
Net realized gain on investments	4,242,212
Net change in unrealized appreciation of investments	6,258,811

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,456,290

Distributions to Shareholders:
Distributions from net investment income	--
Distributions from net realized gain on investments	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--

Share Transactions:
Proceeds from sale of shares	9,934,736
Net asset value of shares issued to shareholders in payment of distributions declared	--
Cost of shares redeemed	(23,509,911)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,575,175)

Change in net assets	(3,118,885)

Net Assets--February 29, 2004	$ 101,698,324

Accumulated Undistributed Net Investment Income (Loss) February 29, 2004	$ (44,733)

See Notes to Financial Statements

Banknorth Small/Mid Cap Core Fund	Banknorth Intermediate Bond Fund	Banknorth Vermont Municipal Bond Fund
$ 20,535,461	$ 122,586,396	$ 82,132,002

--	54	4,038

(79,401)	5,539,245	2,745,529
463,581	2,410,991	15,633
551,528	(4,675,620)	(1,386,452)

935,708	3,274,616	1,374,710

--	(5,533,929)	(2,743,633)
(2,335,524)	--	--

(2,335,524)	(5,533,929)	(2,743,633)

5,981,536	17,473,366	10,906,820
--	--	--
547,284	651,461	456
(8,269,785)	(25,518,043)	(11,173,115)

(1,740,965)	(7,393,216)	(265,839)

(3,140,781)	(9,652,529)	(1,634,762)

$ 17,394,680	$ 112,933,867	$ 80,497,240

$ --	$ 5,370	$ 5,934

(26,317)	2,235,120	1,264,460
354,530	481,832	152,929
1,480,202	1,895,572	1,465,461

1,808,415	4,612,524	2,882,850

--	(2,245,154)	(1,270,491)
(490,964)	--	(93,477)

(490,964)	(2,245,154)	(1,363,968)

1,426,203	8,023,497	2,322,705
140,144	171,722	659
(4,187,717)	(19,774,813)	(4,614,101)

(2,621,370)	(11,579,594)	(2,290,737)

(1,303,919)	(9,212,224)	(771,855)

$ 16,090,761	$ 103,721,643	$ 79,725,385

$ (26,317)	$ (4,664)	$ (97)

See Notes to Financial Statements

Financial Highlights

(For a share outstanding throughout each period)

	Selected Data for a Single Share

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Investment Gains	Ending Net Asset Value Per Share
Banknorth Large Cap Core Fund
1999	$ 10.13	$ (0.01)	$ 2.31	$ --(c)	$ (0.94)	$ 11.49
2000	11.49	(0.03)	1.80	--	(1.11)	12.15
2001	12.15	(0.01)	(1.00)	--	(1.53)	9.61
2001(d)	9.61	(0.01)	(0.77)	--	--	8.83
2002	8.83	(0.02)	(0.83)	--	(0.01)	7.97
2003	7.97	(0.01)	0.55	--	--	8.51
2004(g)	8.51	(0.01)	0.93	--	--	9.43
Banknorth Small/Mid Cap Core Fund
2001(f)	10.00	(0.08)	(2.04)	--	(0.02)	7.86
2002	7.86	(0.07)	(0.61)	--	--	7.18
2003	7.18	(0.04)	0.44	--	(0.84)	6.74
2004(g)	6.74	(0.02)	0.74	--	(0.20)	7.26
Banknorth Intermediate Bond Fund
2001(f)	10.00	0.49	0.39	(0.49)	--	10.39
2002	10.39	0.53	0.10	(0.53)	--	10.49
2003	10.49	0.48	(0.22)	(0.48)	--	10.27
2004(g)	10.27	0.22	0.23	(0.22)	--	10.50
Banknorth Vermont Municipal Bond Fund
2001(f)	10.00	0.37	0.22	(0.37)	--	10.22
2002	10.22	0.38	0.05	(0.38)	--	10.27
2003	10.27	0.34	(0.17)	(0.34)	--	10.10
2004(g)	10.10	0.16	0.21	(0.16)	(0.01)	10.30

(a) Total return calculations are for the period indicated do not include sales charges and are not annualized.

(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).

(c) Distributions per share were less than $0.01.

(d) The Fund changed its fiscal year end from May 31 to August 31.

(e) Annualized.

(f) Commencement of operations, October 2, 2000.

(g) Six months ended February 29, 2004 (unaudited).

		Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return (a)	Net Assets At End of Period (000's Omitted)	Net Investment Income (Loss)	Net Expenses	Gross Expenses (b)	Portfolio Turnover Rate

24.21%	$ 32,134	(0.06)%	1.10%	1.44%	16%
15.96%	34,398	(0.21)%	1.10%	1.42%	26%
(9.04)%	46,926	(0.14)%	1.25%	1.47%	26%
(8.12)%	43,930	(0.43)%(e)	1.45%(e)	1.75%(e)	12%
(9.68)%	76,020	(0.41)%	1.43%	1.48%	34%
6.78%	104,817	(0.13)%	1.34%	1.35%	59%
10.81%	101,698	(0.09)%(e)	1.19%(e)	1.34%(e)	30%

(21.22)%	29,050	(1.06)%(e)	1.45%(e)	1.83%(e)	31%
(8.65)%	20,535	(0.84)%	1.49%	1.69%	48%
7.33%	17,395	(0.45)%	1.63%	1.99%	73%
10.85%	16,091	(0.31)%(e)	1.44%(e)	2.08%(e)	12%

9.12%	141,864	5.28%(e)	1.05%(e)	1.41%(e)	9%
6.09%	122,586	5.03%	0.99%	1.14%	11%
2.42%	112,934	4.50%	1.01%	1.16%	50%
4.39%	103,722	4.12%(e)	0.81%(e)	1.16%(e)	13%

6.00%	86,924	3.96%(e)	0.91%(e)	1.37%(e)	11%
4.33%	82,132	3.75%	0.81%	1.11%	7%
1.74%	80,497	3.30%	0.84%	1.10%	20%
3.63%	79,725	3.18%(e)	0.78%(e)	1.10%(e)	12%

Notes to Financial Statements (Unaudited)

(1) ORGANIZATION

Banknorth Funds (the "Trust") is a Delaware business trust that is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios, Banknorth Large Cap Core Fund, Banknorth Small/Mid Cap Core Fund, Banknorth Intermediate Bond Fund and Banknorth Vermont Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective for Banknorth Large Cap Core Fund and for Banknorth Small/Mid Cap Core Fund is long-term capital appreciation. The investment objective for Banknorth Intermediate Bond Fund is to provide current income. The investment objective for Banknorth Vermont Municipal Bond Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Vermont and Vermont municipalities.

On August 27, 2002, Banknorth Large Cap Core Fund received contributing assets and liabilities from Banknorth Large Cap Growth Fund, a series of Banknorth Funds as follows:

Shares of Banknorth Large Cap Core Fund Issued	Banknorth Large Cap Growth Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of Banknorth Large Cap Core Fund Prior to Combination	Net Assets of Banknorth Large Cap Growth Fund Immediately Prior to Combination	Net Assets of Banknorth Large Cap Core Fund Immediately After Combination
2,805,682	$ 22,639,706	$ 1,521,145	$ 54,019,586	$ 22,639,706	$ 76,659,292

On March 31, 2003, Banknorth Large Cap Core Fund received contributing assets and liabilities from Banknorth Large Cap Value Fund, a series of Banknorth Funds as follows:

Shares of Banknorth Large Cap Core Fund Issued	Banknorth Large Cap Value Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of Banknorth Large Cap Core Fund Prior to Combination	Net Assets of Banknorth Large Cap Value Fund Immediately Prior to Combination	Net Assets of Banknorth Large Cap Core Fund Immediately After Combination
1,026,972	$ 7,783,420	$ 2,303,035	$ 87,881,405	$ 7,783,420	$ 95,664,825

1 Unrealized Appreciation is included in the Banknorth Large Cap Growth Fund and Banknorth Large Cap Value Fund Net Assets Received amount shown above.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sales or official Closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes--It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted Securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued by an independent pricing service or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at February 29, 2004 is as follows:

Banknorth Vermont Municipal Bond Fund:

Security	Acquisition Date	Acquisition Cost
Vermont Economic & Development Authority, Industrial RV, Tubbs Project	September 18, 1996	$ 1,776,324
Vermont Educational & Health Buildings Financing Agency, Healthcare RV, North Country Hospital Project	November 7, 1996	1,464,045
Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Marlboro College Project	March 22, 1999	4,650,101
Vermont Housing Finance Agency, Templeton Project	February 20, 2003	1,400,000
Vermont Housing Finance Authority, Mountainview St. Jay Housing LP	October 15, 2003	2,123,000
Vermont Housing Finance Agency, Wall Street Housing LP	October 15, 2003	1,650,000
Vermont Housing Finance Agency, 64 School Street LP	November 13, 2003	1,100,000
Vermont Housing Finance Agency, Smallest City Housing LP	December 1, 2003	2,230,000
Vermont Housing Finance Agency, Rutland West Housing LP	December 10, 2003	522,500
Vermont Housing Finance Agency, Whetstone Housing LP	February 4, 2004	1,350,000

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenues and expenses reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value) for each Fund.

TRANSACTIONS IN SHARES WERE AS FOLLOWS:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Banknorth Large Cap Core Fund	Shares	Amount	Shares	Amount
Shares sold	1,103,643	$ 9,934,736	4,558,831	$ 35,726,951
Shares issued due to merger (Note 1)	--	--	1,026,972	7,783,420
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(2,627,995)	(23,509,911)	(2,816,852)	(22,489,851)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,524,352)	$ (13,575,175)	2,768,951	$ 21,020,520

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Banknorth Small/Mid Cap Core Fund	Shares	Amount	Shares	Amount
Shares sold	199,802	$ 1,426,203	951,907	$ 5,981,536
Shares issued to shareholders in payment of distributions declared	20,107	140,144	92,918	547,284
Shares redeemed	(586,652)	(4,187,717)	(1,322,898)	(8,269,785)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(366,743)	$ (2,621,370)	(278,073)	$ (1,740,965)

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Banknorth Intermediate Bond Fund	Shares	Amount	Shares	Amount
Shares sold	769,381	$ 8,023,497	1,654,554	$ 17,473,366
Shares issued to shareholders in payment of distributions declared	16,480	171,722	61,775	651,461
Shares redeemed	(1,898,308)	(19,774,813)	(2,413,245)	(25,518,043)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,112,447)	$ (11,579,594)	(696,916)	$ (7,393,216)

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
Banknorth Vermont Municipal Bond Fund	Shares	Amount	Shares	Amount
Shares sold	226,987	$ 2,322,705	1,057,592	$ 10,906,820
Shares issued to shareholders in payment of distributions declared	65	659	44	456
Shares redeemed	(451,209)	(4,614,101)	(1,091,335)	(11,173,115)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(224,157)	$ (2,290,737)	(33,699)	$ (265,839)

(4) INVESTMENT ADVISER FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Banknorth Investment Advisors, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee from each Fund at an annual rate of the Fund's average daily net assets as follows:

Banknorth Large Cap Core Fund	0.75%
Banknorth Small/Mid Cap Core Fund	0.75%
Banknorth Intermediate Bond Fund	0.60%
Banknorth Vermont Municipal Bond Fund	0.50%

Effective September 1, 2003 the Adviser agreed to voluntarily waive fees of 0.15%, 0.35%, 0.35% and 0.30% for the Banknorth Large Cap Core Fund, Banknorth Small/Mid Cap Core Fund, Banknorth Intermediate Bond Fund and Banknorth Vermont Municipal Bond Fund, respectively. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. The Adviser is a division of Banknorth, N.A.

Administration Fee--Federated Services Company ("FServ"), the Funds' administrator, receives for its services an administrative fee based on a scale that ranges from 0.15% to 0.10% of each Fund's average aggregate daily net assets, subject to a $75,000 annual minimum per Fund. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee--The Trust adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds compensated Edgewood Services, Inc. ("Edgewood"), the principal distributor, a distribution fee at an annual rate of 0.25% of the average daily net assets of each Fund. The Plan provided that the Funds may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate Edgewood. Edgewood paid any or all of these payments to various institutions that provided distribution or shareholder services for the Funds. Edgewood contractually waived the distribution (12b-1) fee through December 1, 2003. Effective December 1, 2003, the Funds eliminated the 12b-1 plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of each Fund for the period. FSSC may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the size, type and number of accounts and transactions made by shareholders. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Service Providers--Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain sub-administration services to the Funds. Forum Trust, LLC, the Funds custodian, receives for its services a fee based on the average daily net assets of each Fund, plus an annual maintenance fee per Fund, and certain other transaction charges.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended February 29, 2004, were as follows:

	Purchases	Sales and Maturities
Banknorth Large Cap Core Fund	$ 29,358,004	$ 41,843,135
Banknorth Small/Mid Cap Core Fund	1,925,139	5,743,156
Banknorth Intermediate Bond Fund	13,786,267	20,971,881
Banknorth Vermont Municipal Bond Fund	9,022,484	15,393,300

At February 29, 2004, the cost basis of investments owned, the net unrealized appreciation (depreciation) of investments, aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banknorth Large Cap Core Fund	$ 77,236,483	$ 24,683,089	$ (315,175)	$ 24,367,914
Banknorth Small/Mid Cap Core Fund	11,909,855	4,213,967	(15,945)	4,198,022
Banknorth Intermediate Bond Fund	98,739,913	4,358,476	(503,700)	3,854,776
Banknorth Vermont Municipal Bond Fund	75,882,307	3,153,299	(14,455)	3,138,844

(6) CONCENTRATION OF RISK

The Banknorth Vermont Municipal Bond Fund invests a substantial amount of its assets in issuers located in one state and therefore, it is more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2004, 49% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16% of total investments.

[Logo of Banknorth Funds]

BANKNORTH LARGE CAP CORE FUND
BANKNORTH SMALL/MID CAP CORE FUND
BANKNORTH INTERMEDIATE BOND FUND
BANKNORTH VERMONT MUNICIPAL BOND FUND

[Logo of Banknorth Funds]

Banknorth Investment Advisors
Investment Adviser
FEBRUARY 29, 2004

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-888-247-4505. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Banknorth Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-10021
Cusip 06646S204
Cusip 06646S501
Cusip 06646S105
Cusip 06646S600
26289 (4/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Banknorth Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer

Date        April 21, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        April 21, 2004